Capital Structure and Financial Risk and Related Items - Financial liabilities (Details) - Financial liabilities at amortised cost - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Categories of financial liabilities recognized
Financial liabilities	$ 428	$ 1,203
Financial liabilities, at fair value	428	1,203
Trade payables
Categories of financial liabilities recognized
Financial liabilities	428	1,203
Financial liabilities, at fair value	$ 428	$ 1,203